Common Shares (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Share Capital

	2015		2014		2013
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	493,078,680	986	493,078,678	986	469,250,933	939
Treasury shares held by Company	(318,740)	(1)	(318,740)	(1)	(272,441)	(1)
Outstanding shares in issue	492,759,940	985	492,759,938	985	468,978,492	938